DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details)						12 Months Ended
	Jan. 10, 2024 USD ($)	Jan. 09, 2024 USD ($) $ / shares shares	Jul. 09, 2023 USD ($) $ / shares shares	Jan. 06, 2023 USD ($) item $ / shares shares	Jan. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Apr. 03, 2023 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Number of units issued | shares					11,500,000
Unit price | $ / shares					$ 10.10
Gross proceeds					$ 116,150,000
Minimum net tangible assets upon consummation of the Business Combination								$ 50,000,000
Number of shares of common stock to be issued | shares						250,000
Percentage of assets held in trust required						80.00%
Percentage of post transaction ownership required						50.00%
Common stock subject to possible redemption, redemption price per share | $ / shares						$ 10.83
Minimum amount of net intangible assets						$ 5,000,001
Percentage of shares subject to lockup provision						15.00%
Percentage of commitment redemption						100.00%
Maximum amount of dissolution expenses						$ 100,000
Temporary Equity, Stock Redeemed or Called During Period, Shares | shares				10,729,779
Share price per share | $ / shares			$ 10.53	$ 10.20		$ 10.10
Temporary Equity, Stock Redeemed or Called During Period, Value				$ 109,436,586
Aggregate Number of Shares, Stockholders Elected to Redeem | shares			464,811
Investments held in Trust Account			$ 4,893,008			$ 3,293,966	$ 117,191,410
Maximum number of times for extension of the date by which the company has to consummate business combination | item				6
Additional extension period each time for the company to consummate business combination				1 month
Amount to be Deposited in Trust Account for Extending the Termination Date of Investment Management Trust Agreement	$ 100	$ 100
Stock Redeemed or Called During Period, Shares | shares		31,143
Stock Redemption, Redemption Price Per Share | $ / shares		$ 10.51
Stock Redeemed or Called During Period, Value		$ 327,375
Deposit into the trust account for each one-month extension				$ 10,000
Derivative, Notional Amount			$ 100
Restricted cash						8,651	0
Working capital deficit						3,187,882
Current tax obligations							$ (525,000)
Excess of interest was erroneously withdrawn from the trust account						108,611
Due from sponsor						(99,961)
Related payable						(99,961)
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Number of units issued | shares					10,000,000
Unit price | $ / shares					$ 10.00
Gross proceeds					$ 100,000,000
Aggregate offering cost						1,029,116
Underwriters fees						500,000
Other offering cost						$ 529,116
Percentage of business combination marketing agreement fee payable on gross proceeds of IPO						4.50%
Aggregate amount due						$ 5,175,000
Number of shares in a unit | shares					1
Number of warrants in a unit | shares					1
Number of shares issuable per warrant (in shares) | shares					1
Exercise price of warrant | $ / shares					$ 11.50
Over-allotment Units
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Number of units issued | shares					1,500,000	1,500,000
Unit price | $ / shares					$ 10.00
Gross proceeds					$ 15,000,000
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Number of units issued | shares					361,000
Unit price | $ / shares					$ 10.00
Gross proceeds					$ 3,610,000
Number of shares in a unit | shares					1
Number of warrants in a unit | shares					1
Exercise price of warrant | $ / shares					$ 11.50
Private Placement | Western Acquisition Ventures Sponsor LLC
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Number of units issued | shares					15,000
Gross proceeds					$ 150,000